Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2025 Portfolio
March 31, 2022
VIPIFF2025-NPRT1-0522
1.830297.116
Domestic Equity Funds - 28.2%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	294,322	14,192,183
VIP Equity-Income Portfolio Investor Class (a)	583,729	14,972,651
VIP Growth & Income Portfolio Investor Class (a)	651,547	17,031,443
VIP Growth Portfolio Investor Class (a)	161,949	14,601,347
VIP Mid Cap Portfolio Investor Class (a)	110,937	4,150,145
VIP Value Portfolio Investor Class (a)	599,444	10,999,792
VIP Value Strategies Portfolio Investor Class (a)	331,519	5,373,923
TOTAL DOMESTIC EQUITY FUNDS (Cost $48,031,514)		81,321,484

International Equity Funds - 28.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	2,870,487	31,374,420
VIP Overseas Portfolio Investor Class (a)	2,037,974	51,377,312
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $68,515,279)		82,751,732

Bond Funds - 41.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,500,800	27,058,653
Fidelity International Bond Index Fund (a)	778,805	7,414,226
Fidelity Long-Term Treasury Bond Index Fund (a)	802,111	10,571,817
VIP High Income Portfolio Investor Class (a)	957,439	4,806,342
VIP Investment Grade Bond Portfolio Investor Class (a)	5,955,447	71,048,488
TOTAL BOND FUNDS (Cost $126,665,988)		120,899,526

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (b)	920	920
VIP Government Money Market Portfolio Investor Class 0.06% (a)(c)	3,343,241	3,343,241
TOTAL SHORT-TERM FUNDS (Cost $3,344,161)		3,344,161

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $246,556,942)	288,316,903
NET OTHER ASSETS (LIABILITIES) - 0.0%	(308)
NET ASSETS - 100.0%	288,316,595

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	920	-	-	-	-	-	920	0.0%
Total	920	-	-	-	-	-	920

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	26,843,815	3,805,210	2,794,689	-	(73,920)	(721,763)	27,058,653
Fidelity International Bond Index Fund	5,777,688	2,204,633	253,302	-	(7,623)	(307,170)	7,414,226
Fidelity Long-Term Treasury Bond Index Fund	10,897,157	2,067,486	1,200,886	54,878	(106,470)	(1,085,470)	10,571,817
VIP Contrafund Portfolio Investor Class	16,033,985	1,364,429	1,485,831	146,081	(126,019)	(1,594,381)	14,192,183
VIP Emerging Markets Portfolio Investor Class	35,167,151	3,075,851	2,568,949	-	(195,606)	(4,104,027)	31,374,420
VIP Equity-Income Portfolio Investor Class	16,958,316	523,397	2,299,396	21,021	96,953	(306,619)	14,972,651
VIP Government Money Market Portfolio Investor Class 0.06%	6,503,015	1,955,072	5,114,846	189	-	-	3,343,241
VIP Growth & Income Portfolio Investor Class	19,304,664	637,909	2,986,525	36,217	678,464	(603,069)	17,031,443
VIP Growth Portfolio Investor Class	16,399,058	1,992,214	1,924,982	746,588	(184,954)	(1,679,989)	14,601,347
VIP High Income Portfolio Investor Class	6,341,734	58,437	1,342,371	2,378	(127,522)	(123,936)	4,806,342
VIP Investment Grade Bond Portfolio Investor Class	78,743,562	7,853,845	7,697,291	3,583,243	(475,934)	(7,375,694)	71,048,488
VIP Mid Cap Portfolio Investor Class	4,704,229	356,952	514,267	105,511	(38,475)	(358,294)	4,150,145
VIP Overseas Portfolio Investor Class	55,403,226	6,228,214	2,605,249	417,669	(149,551)	(7,499,328)	51,377,312
VIP Value Portfolio Investor Class	12,426,669	481,893	1,964,992	157,448	87,150	(30,928)	10,999,792
VIP Value Strategies Portfolio Investor Class	6,090,934	125,328	813,744	50,702	126,568	(155,163)	5,373,923
	317,595,203	32,730,870	35,567,320	5,321,925	(496,939)	(25,945,831)	288,315,983

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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